CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 840,755	$ 778,308	$ 686,362
Other income	9,495	7,523	6,695
Raw materials and consumables used	(282,818)	(257,723)	(234,715)
Staff costs	(285,355)	(259,293)	(226,033)
Rentals and related expenses	(24,235)	(20,136)	(17,161)
Utilities expenses	(28,986)	(28,358)	(26,054)
Depreciation and amortization	(82,651)	(80,972)	(78,557)
Traveling and communication expenses	(7,996)	(6,449)	(5,756)
Listing expenses		(2,460)	(1,745)
Other expenses	(87,095)	(70,735)	(62,682)
Other gains (losses) - net	9,840	(17,924)	1,177
Finance costs	(11,447)	(8,538)	(8,424)
Profit before tax	49,507	33,243	33,107
Income tax expense	(13,169)	(11,844)	(7,850)
Profit for the year	36,338	21,399	25,257
Item that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(6,355)	12,028	4,627
Total comprehensive income for the year	29,983	33,427	29,884
Profit (Loss) for the year attributable to:
Owners of the Company	36,429	21,801	25,653
Non-controlling interests	(91)	(402)	(396)
Total comprehensive income (expense) attributable to:
Owners of the Company	30,074	33,829	30,280
Non-controlling interests	$ (91)	$ (402)	$ (396)
Earnings per share
Basic (USD) (in dollars per share)	$ 0.06	$ 0.04	$ 0.05
Diluted (USD) (in dollars per share)	$ 0.06	$ 0.04	$ 0.05